Equity and Capital Management (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Equity and Capital Management [Abstract]
Schedule of Consolidated Balance Sheets

Consolidated balance sheets as at September 30, 2023 and June 30, 2023

	Pre-Stock Split	Adjustments	Post-Stock Split
Number of shares
– authorized	100,000,000	—	100,000,000
– issued and fully paid	8,389,750	4,194,875	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Consolidated balance sheets as at June 30, 2023

	Pre-Stock Split	Adjustments	Post-Stock Split
Number of shares
– authorized	100,000,000	—	100,000,000
– issued and fully paid	8,389,750	4,194,875	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Consolidated balance sheets as at June 30, 2022

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Number of shares
– authorized	50,000,000		50,000,000
– issued and fully paid	41,948,748	(29,364,123)	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677
Consolidated balance sheets as at June 30, 2022, June 30, 2021 and June 30, 2020
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Number of shares
– authorized	50,000,000	—	50,000,000
– issued and fully paid	41,948,748	(29,364,123)	12,584,625
Value (US$)	39,139	—	39,139

Additional paid -in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Schedule of Consolidated Statements of Profit or Loss

Consolidated statements of profit or loss for the three months ended September 30, 2023

	Pre-Stock Split	Adjustments	Post-Stock Split
Earnings per share (cents)
– basic and diluted	18	(6)	12

Weighted average number of shares in issue for the period
– basic and diluted	8,389,750	4,194,875	12,584,625

Consolidated statements of profit or loss for the three months ended September 30, 2022

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share (cents)
– basic and diluted	0.01	0.02	0.03

Weighted average number of shares in issue for the period
– basic and diluted	41,948,748	(29,364,123)	12,584,625

Consolidated statements of profit or loss for the year ended June 30, 2023

	Pre-Stock Split	Adjustments	Post-Stock Split
Earnings per share
– basic and diluted	0.33	(0.11)	0.22

Weighted average number of shares in issue for the year
– basic and diluted	8,389,750	4,194,875	12,584,625

Consolidated statements of profit or loss for the year ended June 30, 2022

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.05	0.10	0.15

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625
Consolidated statements of profit or loss for the year ended June 30, 2022
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.05	0.10	0.15

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625
Consolidated statements of profit or loss for the year ended June 30, 2021
	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.12	0.29	0.41

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625